Long-term Debt, Annual Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities of Long-Term Debt [Line Items]
2013	$ 15,961
2014	15,579
2015	12,763
2016	17,864
2017	13,454
Thereafter	51,758
Total	127,379	125,354
Wells Fargo & Company [Member]
Maturities of Long-Term Debt [Line Items]
2013	10,192
2014	7,821
2015	8,582
2016	13,510
2017	9,283
Thereafter	26,845
Total	$ 76,233	$ 77,613